INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of Deferred Tax Assets and Liabilities Composition [Table Text Block]
1.	Composition, net:

	December 31,
	2014	2015

Net operating losses carried forward	$35,611	$30,144
Allowances, reserves and intangible assets	(30,271)	(71,686)
Capitalized software costs	(5,677)	-
Differences in measurement basis (cash basis for tax purposes)	(1,997)	(2,437)

	(2,334)	(43,979)
Valuation allowance	(12,370)	(9,867)

Total	$(14,704)	$(53,846)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	Presentation in balance sheets:
	December 31,
	2014	2015

Other non-current assets	$17,901	$13,164
Long-term liabilities	(32,605)	(67,010)

	$(14,704)	$(53,846)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	Income before taxes on income:
	Year ended December 31,
	2013	2014	2015

Domestic (Israel)	$46,924	$20,640	$27,506
Foreign	7,582	$9,529	$10,834

Total	$54,506	$30,169	$38,340

Schedule Of Components Of Income Tax Expense Benefit Statements Of Operations [Table Text Block]
Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2013	2014	2015

Current taxes	8,000	12,045	10,249
Deferred taxes	926	(1,971)	739

Taxes on income	$8,926	$10,074	$10,988

	Year ended December 31,
	2013	2014	2015

Domestic (Israel)	7,938	7,287	7,045
Foreign	988	2,787	3,943

	$8,926	$10,074	$10,988

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company's statements of income:

	Year ended December 31,
	2013	2014	2015

Income before income taxes, as per the statement of operations	$54,506	$30,169	$38,340

Statutory tax rate in Israel	25%	26.5%	26.5%

Theoretical tax expense	13,627	7,995	10,160
Reconciliation:
Non-deductible expenses	810	267	1,751
Effect of different tax rates	813	848	832
Effect of “Approved, Beneficiary or Preferred Enterprise” status	-	-	(1,700)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	(183)	1,032	1,542
Effect of change in Israel tax rates	(677)	-	-
Prior year losses and temporary differences for which deferred taxes were recorded, net	(1,110)	-	-
Uncertain tax position	(3,560)	33	-
Taxes in respect of prior years	(638)	193	(1,151)
Other	(354)	(294)	(446)

Income taxes as per the statement of operations	$8,728	$10,074	$10,988

Effective tax rate - in %	16.0%	33.4%	28.7%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula's subsidiaries is as follows:

Balance as of January 1, 2014	$1,017

Decrease due to deconsolidation of Magic	(472)
Increase due to consolidation of Sapiens	705
Increase related to current year tax positions	115
Decrease related to prior years' tax positions	(82)

Balance as of December 31, 2014	1,283

Increase due to consolidation in a subsidiary (*)	154
Decrease related to prior years' tax positions	(181)
Increase related to current year tax positions	570
Decrease due to deconsolidation of Sapiens	(1,365)

Balance as of December 31, 2015	461

(*) The amount initially consolidated as part of the acquisition of subsidiary in 2015 is net of Tax Deducted at Source assets in an amount of $ 635